As filed with the Securities and Exchange Commission on June 10, 2009

1933 Act Registration No. 333-158724

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

Under

THE SECURITIES ACT OF 1933

☐     Pre-Effective Amendment No.

☒    Post-Effective Amendment No. 1

VIRTUS OPPORTUNITIES TRUST

(Virtus Bond Fund)

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer,

Counsel and Secretary for the Registrant

Virtus Investment Partners, Inc.

100 Pearl Street

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Robert N. Hickey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

This Amendment to the Registration Statement on Form N-14 of the Virtus Opportunities Trust, filed with the Securities and Exchange Commission on April 23, 2009 (Accession No. 0001193125-09-085665; File No. 333-158724), as amended, is being filed to add Exhibit 12 to the Registration Statement. No information contained in Parts A or B of the Registration Statement, as amended, which are incorporated herein by reference in their entirety, is amended, deleted, or superceded hereby.

It is proposed that this filing will become effective:

☒	immediately on filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____ pursuant to paragraph (a)(2) of Rule 485
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

VIRTUS OPPORTUNITIES TRUST

PART C—OTHER INFORMATION

Item 15.	Indemnification

The Amended and Restated Agreement and Declaration of Trust dated March 1, 2001, and the Amended and Restated By-Laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties. The Amended and Restated Investment Advisory Agreement, Underwriting Agreement, Master Custodian Contract, and Amended and Restated Transfer Agency and Service Agreement each provides that the Registrant will indemnify the other party (or parties as the case may be) to the agreement for certain losses.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

1(a).	Amended and Restated Agreement and Declaration of Trust of Registrant dated March 1, 2001, filed via EDGAR with Post-Effective Amendment No. 12 (File No. 033-65137) on January 25, 2002 and incorporated herein by reference.

1(b).	Amendment to the Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

2(a).	By-Laws of Registrant dated November 16, 2005, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

2(b).	Amendment No. 1 to the Amended and Restated By-Laws of the Registrant, dated August 23, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

3.	Reference is made to Registrant’s Agreement and Declaration of Trust. See Exhibit 1.

4.	Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus/Information Statement contained in Part A of this Registration Statement.

5.	None other than as set forth in Exhibits 1 and 2.

6(a).	Amended and Restated Investment Advisory Agreement between the Registrant and Virtus Investment Advisers, Inc. (“VIA”), on behalf of Virtus Bond Fund, effective November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

6(b).	Subadvisory Agreement between VIA and SCM Advisors LLC (“SCM”) dated July 1, 1998, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

6(c).	Investment Subadvisory Agreement Amendment between VIA and SCM effective July 1, 1998 for the purpose of amending the Subadvisory Agreement of the same date in order to correct a typographical error in such Subadvisory Agreement, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

6(d).	Amendment to Subadvisory Agreement between VIA and SCM dated November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

6(e).	Third Amendment to Subadvisory Agreement between VIA and SCM dated September 1, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

6(f).	Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated June 8, 2006, filed via EDGAR with Post-Effective Amendment No. 22 (File No. 033-65137) on June 9, 2006, and incorporated herein by reference.

6(g).	Second Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA, dated June 27, 2007, on behalf of CA-Tax Exempt Bond Fund, Core Bond Fund, Global Infrastructure Fund, High Yield Fund, Market Neutral Fund, Money Market Fund, Multi-Sector Fixed Income Fund, Multi-Sector Short Term Bond Fund and Real Estate Securities Fund, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

6(h).	Subadvisory Agreement between VIA and Goodwin Capital Advisers, Inc. (“Goodwin”), dated June 27, 2007 on behalf of CA Tax-Exempt Bond Fund, Core Bond Fund, Money Market Fund, Multi-Sector Fixed Income Fund and Multi-Sector Short Term Bond Fund, filed via EDGAR with Post Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

6(i).	Fourth Amendment to Subadvisory Agreement between VIA and SCM, on behalf of High Yield Fund, dated June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

6(j).	Fifth Amendment to Amended and Restated Investment Advisory Agreement, by and between the Registrant and VIA effective as of October 1, 2008, filed via EDGAR with Post-Effective Amendment No. 32 (File No. 033-65137) on January 28, 2009 and incorporated herein by reference.

6(k).	Third Amendment to Subadvisory Agreement between VIA and Goodwin dated December 19, 2008, filed via EDGAR with Post-Effective Amendment No. 33 (File No. 033-65137) on March 2, 2009 and incorporated herein by reference.

7(a).	Underwriting Agreement between VP Distributors, Inc. (“VP Distributors”) and Registrant dated July 1, 1998 and filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference. A Form of Underwriting Agreement between VP Distributors and Registrant was previously filed via EDGAR with Post-Effective Amendment No. 5 (File No. 033-65137) on May 20, 1998 and incorporated herein by reference.

7(b).	Form of Sales Agreement between VP Distributors and dealers (February 2009), filed via EDGAR with Post-Effective Amendment No. 33 (File No. 033-65137) on March 2, 2009 and incorporated herein by reference.

8.	None.

9(a).	Master Custodian Contract between Registrant and State Street Bank and Trust Company (“State Street”) dated May 1, 1997, filed via EDGAR with Post-Effective Amendment No. 8 (File No. 033-65137) on January 24, 2000 and incorporated herein by reference.

9(b).	Amendment dated February 10, 2000 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

9(c).	Amendment dated July 2, 2001 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

9(d).	Amendment dated May 10, 2002 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

10(a).	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

10(b).	Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

10(c).	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

10(d).	Amendment to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

10(e).	Amendment to Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

10(f).	Amendment to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

10(g).	Amendment No. 2 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(h).	Amendment No. 2 to Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(i).	Amendment No. 2 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(j).	Amendment No. 3 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(k).	Amendment No. 3 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(l).	Amendment No. 4 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(m).	Amendment No. 4 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(n).	2007 Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective as of July 13, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

11.	Opinion and consent of Kevin J. Carr, Esq filed via EDGAR with Registration Statement on Form N-14 (File No. 333-158724) on April 23, 2009 and incorporated herein by reference.

12.	Tax opinion and consent of McDermott Will & Emery LLP. Filed herewith.

13(a).	Amended and Restated Transfer Agency and Service Agreement between the Virtus Mutual Funds and VP Distributors dated July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

13(b).	Administration Agreement between Registrant and VP Distributors dated July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

13(c).	First Amendment to Administration Agreement between Registrant and VP Distributors effective November 15, 2007 filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

13(d).	Amendment to Schedule A of Administration Agreement between Registrant and VP Distributors effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

13(e).	Second Amendment to Schedule A of Administration Agreement between Registrant and VP Distributors effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

13(f).	Third Amendment to Schedule A of Administration Agreement between Registrant and VP Distributors effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

13(g).	Fourth Amendment to Schedule A of Administration Agreement between Registrant and VP Distributors effective January 31, 2008, via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

13(h).	Fifth Amendment to Schedule A of Administration Agreement between Registrant and VP Distributors effective March 10, 2008, filed via EDGAR with Registration Statement on Form N-14 (File No. 333-152677) on July 31, 2008 and incorporated herein by reference.

13(i).	Fifth Amended and Restated Expense Limitation Agreement between Registrant and VIA effective January 28, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

13(j).	Sub-Transfer Agency and Service Agreement between VP Distributors and Boston Financial Data Services, Inc. (“BFDS”), dated as of January 1, 2005, filed via EDGAR with Post-Effective Amendment No. 32 (File No. 033-65137) on January 28, 2009 and incorporated herein by reference.

13(k).	Amendment to Sub-Transfer Agency and Service Agreement between VP Distributors and BFDS, dated as of July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 32 (File No. 033-65137) on January 28, 2009 and incorporated herein by reference.

13(l).	Amendment to Sub-Transfer Agency and Service Agreement between VP Distributors and BFDS, dated as of July 1, 2008, filed via EDGAR with Post-Effective Amendment No. 32 (File No. 033-65137) on January 28, 2009 and incorporated herein by reference.

14.	Consent of PricewaterhouseCoopers LLP with respect to Virtus Core Bond Fund and Virtus Bond Fund of the Registrant filed via EDGAR with Registration Statement on Form N-14 (File No. 333-158724) on April 23, 2009 and incorporated herein by reference.

15.	Not applicable.

16.	Power of Attorney for Dr. Leroy Keith, Jr., Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson, Ferdinand L. J. Verdonck and George R. Aylward filed via EDGAR with Registration Statement on Form N-14 (File No. 333-158724) on April 23, 2009 and incorporated herein by reference.

17.	Not applicable.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this registration statement on Form N-14 has been signed on behalf of the Registrant, in the City of Hartford and the State of Connecticut on the 10th day of June, 2009.

VIRTUS OPPORTUNITIES TRUST

By:	/s/ George R. Aylward
Name:	George R. Aylward
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this registration statement on Form N-14 has been signed below by the following persons in the capacities indicated on the 10th day of June, 2009.

Signatures		Title

/s/ George R. Aylward George R. Aylward		President (Principal Executive Officer) and Trustee

/s/ W. Patrick Bradley W. Patrick Bradley		Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)

/s/ Dr. Leroy Keith, Jr. Dr. Leroy Keith, Jr.*		Trustee

/s/ Philip R. McLoughlin Philip R. McLoughlin*		Trustee and Chairman

/s/ Geraldine M. McNamara Geraldine M. McNamara*		Trustee

/s/ James M. Oates James M. Oates*		Trustee

/s/ Richard E. Segerson Richard E. Segerson*		Trustee

/s/ Ferdinand L. J. Verdonck Ferdinand L.J. Verdonck*		Trustee

* By:	/s/ George R. Aylward George R. Aylward

Attorney-in-fact, pursuant to power of attorney.

Exhibits

12.	Tax opinion and consent of McDermott Will & Emery LLP.